Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Fidelity International High Dividend ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® International High Dividend ETF
Class Name	Fidelity® International High Dividend ETF
Trading Symbol	FIDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International High Dividend ETF for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International High Dividend ETF	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 118,932,941
Holdings Count | shares	102
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$118,932,941
Number of Holdings	102
Portfolio Turnover	133%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 31.4 Consumer Staples 14.6 Materials 13.1 Industrials 11.3 Utilities 10.4 Real Estate 8.8 Health Care 3.8 Consumer Discretionary 3.3 Information Technology 2.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 16.6 United Kingdom 13.4 Canada 12.2 Australia 9.9 France 9.8 United States 7.8 Germany 6.0 Italy 4.8 Sweden 4.5 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.6 United Kingdom - 13.4 Canada - 12.2 Australia - 9.9 France - 9.8 United States - 7.8 Germany - 6.0 Italy - 4.8 Sweden - 4.5 Others - 15.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Enel SpA 3.1 Nestle SA 3.1 National Grid PLC 3.0 Klepierre SA 2.7 Nutrien Ltd 2.5 SSAB AB B Shares 2.4 Japan Tobacco Inc 2.3 Origin Energy Ltd 2.3 BASF SE 2.3 Link REIT 2.2 25.9
Fidelity Fundamental Developed International ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Developed International ETF
Class Name	Fidelity® Fundamental Developed International ETF
Trading Symbol	FFDI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Developed International ETF for the period November 19, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Developed International ETF A	$ 26	0.55%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 13,784,982
Holdings Count | shares	95
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$13,784,982
Number of Holdings	95
Portfolio TurnoverA	17%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.7 Industrials 26.2 Information Technology 12.4 Consumer Discretionary 8.6 Health Care 7.0 Materials 6.6 Communication Services 4.3 Consumer Staples 3.3 Energy 2.9 Real Estate 0.2 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 Japan 18.1 United Kingdom 17.9 Germany 13.4 France 12.6 United States 7.8 Netherlands 5.7 Canada 4.2 Italy 3.9 Sweden 3.8 Others 12.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 18.1 United Kingdom - 17.9 Germany - 13.4 France - 12.6 United States - 7.8 Netherlands - 5.7 Canada - 4.2 Italy - 3.9 Sweden - 3.8 Others - 12.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.6 Air Liquide SA 2.9 ASML Holding NV 2.7 London Stock Exchange Group PLC 2.6 UniCredit SpA 2.6 RELX PLC 2.5 BAE Systems PLC 2.5 Deutsche Boerse AG 2.4 CaixaBank SA 2.4 Hitachi Ltd 2.4 26.6
Fidelity International Value Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Factor ETF
Class Name	Fidelity® International Value Factor ETF
Trading Symbol	FIVA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Factor ETF for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Factor ETF	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 195,609,855
Holdings Count | shares	113
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$195,609,855
Number of Holdings	113
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.2 Industrials 18.6 Health Care 10.1 Consumer Discretionary 10.0 Information Technology 7.8 Consumer Staples 7.4 Materials 6.3 Energy 4.5 Communication Services 3.8 Utilities 3.5 Real Estate 2.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 Japan 22.8 United Kingdom 11.9 Germany 11.2 United States 11.0 Canada 10.4 France 8.8 Australia 6.5 Sweden 3.0 Spain 2.2 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.8 United Kingdom - 11.9 Germany - 11.2 United States - 11.0 Canada - 10.4 France - 8.8 Australia - 6.5 Sweden - 3.0 Spain - 2.2 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Nestle SA 2.0 SAP SE 1.6 Sony Group Corp 1.6 BAE Systems PLC 1.6 HSBC Holdings PLC 1.6 UniCredit SpA 1.5 Allianz SE 1.4 ASML Holding NV 1.4 Barrick Gold Corp 1.4 Astrazeneca PLC 1.4 15.5
Fidelity Fundamental Global ex US ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Global ex-U.S. ETF
Class Name	Fidelity® Fundamental Global ex-U.S. ETF
Trading Symbol	FFGX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Global ex-U.S. ETF for the period November 19, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Global ex-U.S. ETF A	$ 25	0.55%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 23,910,362
Holdings Count | shares	152
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$23,910,362
Number of Holdings	152
Portfolio TurnoverA	16%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.3 Industrials 23.0 Information Technology 13.0 Consumer Discretionary 9.8 Materials 6.8 Energy 5.5 Communication Services 4.4 Health Care 4.2 Consumer Staples 3.7 Real Estate 0.4 Utilities 0.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United Kingdom 14.0 Japan 11.0 France 9.5 Canada 9.3 Germany 9.0 United States 7.3 India 6.6 China 5.0 Netherlands 4.0 Others 24.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 14.0 Japan - 11.0 France - 9.5 Canada - 9.3 Germany - 9.0 United States - 7.3 India - 6.6 China - 5.0 Netherlands - 4.0 Others - 24.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Constellation Software Inc/Canada 2.7 SAP SE 2.5 HDFC Bank Ltd ADR 2.4 Taiwan Semiconductor Manufacturing Co Ltd 2.1 ASML Holding NV 2.1 BAE Systems PLC 2.1 UniCredit SpA 2.0 London Stock Exchange Group PLC 1.9 Hitachi Ltd 1.8 Air Liquide SA 1.8 21.4
Fidelity International Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® International Multifactor ETF
Class Name	Fidelity® International Multifactor ETF
Trading Symbol	FDEV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Multifactor ETF for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Multifactor ETF	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 141,202,510
Holdings Count | shares	204
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$141,202,510
Number of Holdings	204
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.3 Health Care 14.2 Industrials 13.9 Consumer Staples 12.4 Communication Services 9.4 Energy 9.2 Real Estate 6.9 Consumer Discretionary 5.7 Information Technology 4.7 Materials 2.6 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 Japan 22.3 United Kingdom 13.0 Canada 12.7 United States 9.2 Switzerland 6.0 France 4.9 Germany 4.4 Australia 4.3 Netherlands 4.2 Others 19.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.3 United Kingdom - 13.0 Canada - 12.7 United States - 9.2 Switzerland - 6.0 France - 4.9 Germany - 4.4 Australia - 4.3 Netherlands - 4.2 Others - 19.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PSP Swiss Property AG 1.8 Daito Trust Construction Co Ltd 1.7 Shell PLC 1.6 Roche Holding AG 1.5 Nintendo Co Ltd 1.4 Astrazeneca PLC 1.4 Novartis AG 1.3 Koninklijke KPN NV 1.3 Unilever PLC 1.3 Vodafone Group PLC 1.2 14.5
Fidelity Emerging Markets Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Multifactor ETF
Class Name	Fidelity® Emerging Markets Multifactor ETF
Trading Symbol	FDEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Multifactor ETF for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Multifactor ETF	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 163,339,229
Holdings Count | shares	210
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$163,339,229
Number of Holdings	210
Portfolio Turnover	75%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.5 Information Technology 17.7 Communication Services 13.7 Consumer Discretionary 10.4 Materials 9.5 Consumer Staples 8.6 Energy 8.0 Health Care 7.8 Industrials 3.1 Utilities 0.0 Common Stocks 99.3 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 China 25.7 India 16.4 Taiwan 15.2 Korea (South) 9.9 Brazil 4.6 Indonesia 4.5 Saudi Arabia 3.6 Malaysia 3.0 Hungary 2.5 Others 14.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 25.7 India - 16.4 Taiwan - 15.2 Korea (South) - 9.9 Brazil - 4.6 Indonesia - 4.5 Saudi Arabia - 3.6 Malaysia - 3.0 Hungary - 2.5 Others - 14.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 7.1 Tencent Holdings Ltd 5.1 Samsung Electronics Co Ltd 2.3 Alibaba Group Holding Ltd 2.2 HDFC Bank Ltd 1.6 Kimberly Clark DE Mexico Sab D Series A 1.4 Divi's Laboratories Ltd 1.3 Kalbe Farma Tbk PT 1.3 Richter Gedeon Nyrt 1.2 United Laboratories International Holdings Ltd/The 1.2 24.7
Fidelity Fundamental Emerging Markets ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Emerging Markets ETF
Class Name	Fidelity® Fundamental Emerging Markets ETF
Trading Symbol	FFEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Emerging Markets ETF for the period November 19, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Emerging Markets ETF A	$ 27	0.60%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.60%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 10,181,172
Holdings Count | shares	101
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$10,181,172
Number of Holdings	101
Portfolio TurnoverA	21%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.8 Information Technology 21.0 Consumer Discretionary 14.8 Communication Services 9.8 Industrials 9.0 Energy 6.4 Materials 4.8 Consumer Staples 4.7 Health Care 3.2 Real Estate 1.5 Utilities 1.4 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 China 30.0 India 14.7 Taiwan 14.6 Korea (South) 8.9 Brazil 7.8 Mexico 4.2 South Africa 3.8 United Arab Emirates 2.4 Indonesia 2.1 Others 11.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 30.0 India - 14.7 Taiwan - 14.6 Korea (South) - 8.9 Brazil - 7.8 Mexico - 4.2 South Africa - 3.8 United Arab Emirates - 2.4 Indonesia - 2.1 Others - 11.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.7 Tencent Holdings Ltd 7.8 Samsung Electronics Co Ltd 4.3 HDFC Bank Ltd ADR 4.0 Reliance Industries Ltd GDR 3.7 Alibaba Group Holding Ltd 3.6 ICICI Bank Ltd ADR 3.2 Larsen & Toubro Ltd GDR 2.5 PDD Holdings Inc Class A ADR 2.1 Bank Central Asia Tbk PT 2.1 44.0